UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Share premium	Accumulated losses	Other reserves	Total	Non- controlling interests
Beginning balance at Dec. 31, 2024	$ 86,286	$ 283,093	$ 1,792,181	$ (2,168,924)	$ 180,442	$ 86,792	$ (506)
Loss for the period	(33,298)			(33,302)		(33,302)	4
Other comprehensive loss	(1,867)				(1,820)	(1,820)	(47)
Total comprehensive loss for the period	(35,165)			(33,302)	(1,820)	(35,122)	(43)
Capital contribution (Note 13)	7						7
Exercised stock options and stock units issued	0	3,061			(3,061)
Share-based payments (Note 15)	1,973				1,973	1,973
Equity transaction costs (Note 13)	(85)			(85)		(85)
Change in Non-controlling interests	(4)			6	(4)	2	(6)
Ending balance at Jun. 30, 2025	53,012	286,154	1,792,181	(2,202,305)	177,530	53,560	(548)
Beginning balance at Dec. 31, 2025	25,734	286,156	1,792,181	(2,230,584)	178,520	26,273	(539)
Loss for the period	(29,463)			(29,469)		(29,469)	6
Other comprehensive loss	1,149				1,146	1,146	3
Total comprehensive loss for the period	(28,314)			(29,469)	1,146	(28,323)	9
Exercised stock options and stock units issued	0	1,660			(1,660)
Share-based payments (Note 15)	3,048				3,040	3,040	8
Equity transaction costs (Note 13)	(90)			(90)		(90)
Change in Non-controlling interests	(11)			(12)		(12)	1
Ending balance at Jun. 30, 2026	$ 367	$ 287,816	$ 1,792,181	$ (2,260,155)	$ 181,046	$ 888	$ (521)